                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            2/14/2013
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

NOTE: Column 4 for the Kinder Morgan Inc warrants position reflects the market value of $3.78 per warrant. The market price for the underlying Kinder Morgan Inc shares was $35.33.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _________

Form 13F Information Table Entry Total:          40
Form 13F Information Table Value Total:   3,327,956
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

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
COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
                                 TITLE OF                  VALUE     SHARES OR     INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS          CUSIP   (X$1000) PRINCIPAL AMOUNT DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- ---------------- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC      COM NEW           026874784  375,133 10,627,000 SH    SOLE                10,627,000
ANNALY CAP MGMT INC          COM               035710409   64,424  4,588,600 SH    SOLE                 4,588,600
APPLIED MATLS INC            COM               038222105   23,366  2,042,500 SH    SOLE                 2,042,500
CAPITAL BK FINL CORP         CL A              139794101   18,648  1,092,469 SH    SOLE                 1,092,469
COCA COLA CO                 COM               191216100  108,565  2,994,900 SH    SOLE                 2,994,900
CONSTELLATION BRANDS INC     CL A              21036P108  126,353  3,570,300 SH    SOLE                 3,570,300
DOLLAR TREE INC              COM               256746108   85,162  2,099,664 SH    SOLE                 2,099,664
EBAY INC                     COM               278642103   89,841  1,760,900 SH    SOLE                 1,760,900
ECHOSTAR CORP                CL A              278768106   65,689  1,919,600 SH    SOLE                 1,919,600
EXPRESS SCRIPTS HLDG CO      COM               30219G108  196,706  3,642,700 SH    SOLE                 3,642,700
FBR & CO                     COM               30247C301    7,308  1,888,490 SH    SOLE                 1,888,490
FOREST OIL CORP              COM PAR $0.01     346091705   51,801  7,743,100 SH    SOLE                 7,743,100
GOOGLE INC                   CL A              38259P508   50,670     71,430 SH    SOLE                    71,430
ISHARES INC                  MSCI JAPAN        464286848   57,135  5,860,000 SH    SOLE                 5,860,000
KINDER MORGAN INC DEL        *W EXP 05/25/2017 49456B119   30,385  8,038,400 SH    SOLE                 8,038,400
KINDER MORGAN INC DEL        COM               49456B101  167,690  4,746,400 SH    SOLE                 4,746,400
LEGGETT & PLATT INC          COM               524660107   59,057  2,169,600 SH    SOLE                 2,169,600
LIBERTY MEDIA CORPORATION    LIB CAP COM A     530322106  246,057  2,121,000 SH    SOLE                 2,121,000
MAIDEN HOLDINGS LTD          SHS               G5753U112   44,959  4,892,200 SH    SOLE                 4,892,200
MBIA INC                     COM               55262C100    2,287    291,400 SH    SOLE                   291,400
MONSTER BEVERAGE CORP        COM               611740101   62,663  1,185,000 SH    SOLE                 1,185,000
MUELLER INDS INC             COM               624756102    3,652     73,000 SH    SOLE                    73,000
NATIONAL BK HLDGS CORP       CL A              633707104   20,941  1,102,749 SH    SOLE                 1,102,749
NEWS CORP                    CL A              65248E104  168,518  6,598,200 SH    SOLE                 6,598,200
PBF ENERGY INC               CL A              69318G106    7,844    270,000 SH    SOLE                   270,000
PHILIP MORRIS INTL INC       COM               718172109  113,784  1,360,400 SH    SOLE                 1,360,400
QEP RES INC                  COM               74733V100   55,349  1,828,500 SH    SOLE                 1,828,500
REPUBLIC SVCS INC            COM               760759100   11,292    385,000 SH    SOLE                   385,000
SANDISK CORP                 COM               80004C101  184,869  4,244,000 SH    SOLE                 4,244,000
SCORPIO TANKERS INC          SHS               Y7542C106   42,163  5,930,049 SH    SOLE                 5,930,049
SEACOR HOLDINGS INC          COM               811904101   71,900    858,000 SH    SOLE                   858,000
STARBUCKS CORP               COM               855244109   75,020  1,399,100 SH    SOLE                 1,399,100
TAKE-TWO INTERACTIVE SOFTWAR COM               874054109   48,644  4,418,200 SH    SOLE                 4,418,200
UNITED PARCEL SERVICE INC    CL B              911312106   54,265    736,000 SH    SOLE                   736,000
UTI WORLDWIDE INC            ORD               G87210103   40,780  3,043,300 SH    SOLE                 3,043,300
VISA INC                     COM CL A          92826C839  192,961  1,273,000 SH    SOLE                 1,273,000
WEBMD HEALTH CORP            COM               94770V102   81,587  5,689,488 SH    SOLE                 5,689,488
WELLS FARGO & CO NEW         COM               949746101   13,479    394,356 SH    SOLE                   394,356
WILLIAMS COS INC DEL         COM               969457100   93,322  2,850,400 SH    SOLE                 2,850,400
YAHOO INC                    COM               984332106  113,687  5,712,900 SH    SOLE                 5,712,900

VALUE TOTAL        ENTRY TOTAL
----------         -----------
3,327,956                   40